Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted	[1]	$ (0.45)	$ (0.18)	$ (0.06)
Diluted	[1]	31,794,580	26,581,556	21,165,754

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.